29. Financial income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	R$ (1,173,425)	R$ (807,967)	R$ (688,280)
Financial income	372,842	446,302	326,244
Financial income (expenses), net before exchange rate changes	(800,583)	(361,665)	(362,036)
Exchange rate changes, net	(233,098)	(902,671)	(96,018)
Financial income (expenses), net	(1,033,681)	(1,264,336)	(458,054)
Interest and charges on borrowings and financing - local currency
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(331,367)	(332,149)	(289,780)
Interest and charges on borrowings and financing - foreign currency
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(165,421)	(171,686)	(119,100)
Other financial expenses
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(344,508)	(187,563)	(97,533)
Income tax over international remittance
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(17,650)	(19,779)	(17,901)
Inflation adjustment on borrowings and financing
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(44,802)	(66,183)	(62,787)
Other inflation adjustments
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(107,584)	(45,193)	(50,941)
Interest and inflation adjustments on provisions
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial expenses	(162,093)	14,586	(50,238)
Inflation adjustment gains
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial income	91,180	105,952	89,010
Income on short-term investments
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial income	151,622	187,094	195,992
Interest income
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial income	150,054	175,939	57,166
Cofins and Pasep
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial income	(20,028)	(22,693)	(16,366)
Other
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Financial income	14	10	442
Exchange rate changes on borrowings and financing
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Exchange rate changes, net	(233,960)	(915,897)	(96,300)
Exchange rate changes on assets
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Exchange rate changes, net	863	13,235	336
Other exchange rate changes
SummaryOfFinancialIncomeExpenseLineItems [Line Items]
Exchange rate changes, net	R$ (1)	R$ (9)	R$ (54)